Financial liabilities at fair value through profit or loss - Trading liabilities by type (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities by type	€ 32,709	€ 28,042
Trading Equity Securities [Member]
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities by type	191	193
Debt Securities [member]
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities by type	577	1,201
Funds on deposit [member]
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities by type	6,204	5,322
Derivatives [member]
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities by type	€ 25,737	€ 21,325